Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales	$ 68,275	$ 79,844	$ 76,571
Cost of sales	63,538	67,309	57,337
Gross margin	4,737	12,535	19,234
Selling, general and administrative expenses	2,397	2,263	2,258
Operating income	2,340	10,272	16,976
Income from investments in associates, joint ventures and other investments	1,184	1,317	2,204
Impairment of investments in associates, joint ventures and other investments	(1,405)	0	0
Financing costs - net	(859)	(334)	(1,155)
Income before taxes	1,260	11,255	18,025
Income tax expense	238	1,717	2,460
Net income (including non-controlling interests)	1,022	9,538	15,565
Net income attributable to equity holders of the parent	919	9,302	14,956
Net income attributable to non-controlling interests	$ 103	$ 236	$ 609
Earnings per common share (in U.S. dollar)
Basic (USD per share)	$ 1.09	$ 10.21	$ 13.53
Diluted (USD per share)	$ 1.09	$ 10.18	$ 13.49
Weighted average common shares outstanding (in millions)
Basic (in shares)	842	911	1,105
Diluted (in shares)	845	914	1,108